Collaboration Profit and Loss (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Collaboration Profit (Loss)	The components of the collaboration profit (loss) sharing for the years ended December 31, 2023 and 2022 are as follows:

	For the Year Ended December 31,
	2023	2022
Share of VOWST net loss	$18,873	$—
Profit on transfer of VOWST inventory to Nestlé	(23,327)	—
Collaboration (profit)/loss related to pre-launch activities	5,158	1,004
Total collaboration (profit) loss sharing - related party	$704	$1,004